Note 24 - Revenue	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of revenue [text block]
24.	REVENUE

On
January 1, 2018,
the Company adopted IFRS
15
-
Revenue from Contracts with Customers
, using the modified retrospective method. The adoption of this standard did not
materially impact the timing of revenue recognition for customer sales prior to fiscal
2018.

Disaggregated Revenues

The Company disaggregagtes revenue by timing of revenue recognition, that is, at a point in time and revenue over time. Disaggregated revenue is as follows:

	2018	2017	2016

Non-contract revenue (at a point in time) (1)(3)	$3,261,518	$2,714,044	$1,861,747
Contract revenue (revenue over time) (2)(3)	441,667	80,000	-
Contract revenue (at a point in time) (2)(3)	185,000	-	-

	$3,888,185	$2,794,044	$1,861,747

(
1
) Revenue from the sale of products.
(
2
) Revenue from long-term projects or non-recurring engineering (NRE).
(
3
) All revenue was generated from the Singapore geographic region.

Revenue Contract Balances

	Contract
	Receivables	Liabilities

Opening balance, January 1, 2016	$-	$-
Revenues recognized	-	-
Changes due to payment, fulfillment of performance obligations or other	-	(20,000)

Balance, December 31, 2016	-	(20,000)
Revenues recognized	80,000	(60,000)
Changes due to payment, fulfillment of performance obligations or other	(40,000)	80,000

Balance, December 31, 2017	40,000	-
Revenues recognized	626,667	(626,667)
Changes due to payment, fulfillment of performance obligations or other	(606,667)	626,667

Balance, December 31, 2018	$60,000	$-

The timing and satisfaction of the the Company's performance obligations under contracts with customers is generally in line with the timing of payments from customers, as a result the Company will either not
have material contract assets or liabilities or payment for contract assets will be current.

Performance Obligations

The Company typically satisfies its performance obligations when services are rendered or products are delivered and accepted by the customer. Consideration is fixed and payment terms are consistent with the Company's terms for the sale of its products.

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied as of
December 31, 2018
was
$2,600,000
(
2017
-
nil,
2016
-
$80,000
). The Company expects to satisfy this amount over the next
12
months.

Judgements were used in determining the amount and timing of revenue from contracts with customers. The timing of satisfaction of performance obligations was determined by the delivery of products or services that met the customer's expectations. The transaction price and the amount allocated to performance obligations was determined using market rates that would be reasonable for the services or products provided.